Operating Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss
License fee	$ 1,041	$ 662	$ 561
Depreciation	16	13	11
Foreign exchange (gain)/losses	(296)	45	215
Operating Loss	$ 761	$ 720	$ 788